Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Table Text Block]
The following table sets forth a summary of the Company’s consolidated unaudited quarterly results of operations for the years ended December 31, in thousands of dollars, except per share amounts. The Company identified certain errors related to prior periods that were not material to any of the Company’s prior period financial statements; however, the cumulative effect of these errors could be considered material to the Company's financial statements subsequent to December 31, 2019. As such, the Company revised the prior period financial statements.
As a result of the errors, the balance sheet as of December 31, 2019 changed as follows: Accounts receivable, Goodwill and Deferred tax assets declined by $1,115, $8,983 and $1,088, respectively, and Accumulated deficit increased by $11,186. In addition, in the fourth quarter of 2019, the change to the Consolidated Statement of Operations was to increase the Goodwill and other asset impairment by $780 and decrease income tax expense by $217 resulting in a decline in Net income (loss) attributable to MDC Partners Inc. by $563.
As a result of the errors, the balance sheet as of December 31, 2018 changed as follows: Accounts receivable, Goodwill and Deferred tax assets declined by $1,115, $8,203 and $1,305, respectively, and Accumulated deficit increased by $10,623. In addition, in the fourth quarter of 2018, the change to the Consolidated Statement of Operations was to decrease Revenue by $1,115, increase Goodwill and other asset impairment by $7,147 and decrease income tax expense by $1,988 resulting in a decline in Net income (loss) attributable to MDC Partners Inc. by $6,274.

	Quarters
	First	Second	Third	Fourth (As adjusted)
Revenue:
2019	$328,791	$362,130	$342,907	$381,975
2018	$326,968	$379,743	$375,830	$392,547
Cost of services sold:
2019	$237,153	$240,749	$222,448	$260,726
2018	$243,030	$253,390	$238,690	$256,088
Net Income (loss):
2019	$316	$7,333	$5,513	$(2,259)
2018	$(28,519)	$5,951	$(13,667)	$(81,987)
Net income (loss) attributable to MDC Partners Inc.:
2019	$(113)	$4,290	$(1,752)	$(7,678)
2018	$(29,416)	$3,406	$(16,125)	$(87,872)
Income (loss) per common share:
Basic
2019	$(0.04)	$0.01	$(0.07)	$(0.14)
2018	$(0.56)	$0.02	$(0.32)	$(1.57)
Diluted
2019	$(0.04)	$0.01	$(0.07)	$(0.14)
2018	$(0.56)	$0.02	$(0.32)	$(1.57)